PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 3.4	$ 8.4	$ 15.6	$ 22.7
Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
Depreciation					$ 31.2	$ 15.3	$ 9.2
Mining equipment
Property, Plant and Equipment [Line Items]
Impairment of mining equipment	$ 38.0		$ 87.3
Mining equipment | Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
Impairment of mining equipment					$ 0.1	$ 0.5	$ 50.3